Statement of cash flows - Schedule of Reconciliation of Net Borrowings (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Cash Flow Statement [line items]
At start of year	£ (4,700)	£ (3,782)	£ (3,550)
At start of year	4,843
(Decrease)/increase in cash and cash equivalents	(45)	9	(139)
Decrease/(increase) in short-term bank loans, overdrafts and commercial paper	148	(271)	339
Issuance of term debt	(873)	(603)	(500)
Repayment of term debt	712	474	186
Repayment of finance leases	5	7	9
Change in net borrowings resulting from cash flows	(53)	(384)	(105)
Inception of finance leases	(2)	(3)	(12)
Fair value and other adjustments to borrowings and related derivatives	(9)	(22)	4
Exchange translation differences	32	(509)	(119)
At end of year	(4,732)	(4,700)	£ (3,782)
At end of year	4,886	4,843
Cash and cash equivalents [member]
Disclosure of Cash Flow Statement [line items]
At start of year	162
(Decrease)/increase in cash and cash equivalents	45
Change in net borrowings resulting from cash flows	(45)
Exchange translation differences	6
At end of year	111	162
Borrowings [member]
Disclosure of Cash Flow Statement [line items]
At start of year	(4,843)
Decrease/(increase) in short-term bank loans, overdrafts and commercial paper	152
Issuance of term debt	(873)
Repayment of term debt	712
Repayment of finance leases	5
Change in net borrowings resulting from cash flows	(4)
Inception of finance leases	(2)
Fair value and other adjustments to borrowings and related derivatives	(73)
Exchange translation differences	36
At end of year	(4,886)	(4,843)
Related derivative financial instruments [member]
Disclosure of Cash Flow Statement [line items]
At start of year	(19)
Decrease/(increase) in short-term bank loans, overdrafts and commercial paper	(4)
Change in net borrowings resulting from cash flows	(4)
Fair value and other adjustments to borrowings and related derivatives	64
Exchange translation differences	2
At end of year	£ 43	£ (19)